Short-term Investments (Tables)	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
Summary of Short Term Investments
Short-term investments as of December 31, 2021 consisted of the following:

	As of December 31, 2021
	Cost or Amortized cost	Gross unrecognized holding gains	Gross unrecognized holding losses	Gross unrealized gains	Gross unrealized losses	Fair value carrying amount
	RMB	RMB	RMB	RMB	RMB	RMB
Trading debt investments	63,741	1,367	—	—	—	65,108

	63,741	1,367	—	—	—	65,108